Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Payables and Accruals [Abstract]
Schedule of accrued expenses and other current liabilities

	December 31, 2022	December 31, 2021
Research and development services and license fees	$5,803,432	$2,055,687
Bonuses and related employees compensation expenses	1,109,734	1,419,137
Consultant and other fees	218,021	49,211
Tax liabilities	109,826	63,922
Legal fees	15,832	930,354
Total	$7,256,845	$4,518,311